Reserves - Schedule of Outstanding Share Based Units (Details)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 $ / shares
RSUs
Disclosure of reserves within equity [line items]
Beginning Balance (in shares)	220,200	141,064
Issued (in shares)	697,498	123,833
Vested and settled (in shares)	(93,225)	(35,268)
Forfeited (in shares)	(46,002)	(9,429)
Ending Balance (in shares)	778,471	220,200
Weighted average exercise price, Issued | $ / shares	$ 24.18	$ 31.92
Weighted average exercise price, Vested and settled | $ / shares	28.72	22.47
Weighted average exercise price, Forfeited | $ / shares	30.22	22.58
Weighted average exercise price, Ending balance | $ / shares	$ 25.42	$ 29.72	$ 22.46
PSUs
Disclosure of reserves within equity [line items]
Beginning Balance (in shares)	936,134	418,188
Issued (in shares)	2,687,550	552,874
Vested and settled (in shares)	0	0
Forfeited (in shares)	(101,570)	(34,928)
Ending Balance (in shares)	3,522,114	936,134
Weighted average exercise price, Issued | $ / shares	$ 24.15	$ 36.77
Weighted average exercise price, Vested and settled | $ / shares	0.00	0.00
Weighted average exercise price, Forfeited | $ / shares	31.44	25.30
Weighted average exercise price, Ending balance | $ / shares	$ 25.71	$ 30.81	22.47
DSUs
Disclosure of reserves within equity [line items]
Beginning Balance (in shares)	201,255	92,703
Issued (in shares)	90,446	133,383
Vested and settled (in shares)	0	(24,831)
Forfeited (in shares)	0	0
Ending Balance (in shares)	291,701	201,255
Weighted average exercise price, Issued | $ / shares	$ 23.68	$ 29.54
Weighted average exercise price, Vested and settled | $ / shares	0.00	29.55
Weighted average exercise price, Forfeited | $ / shares	0.00	0.00
Weighted average exercise price, Ending balance | $ / shares	$ 25.53	$ 26.37	$ 22.65